INCOME TAXES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Line Items]
U.S. federal statutory income tax rate	35.00%	35.00%	35.00%
Utility depreciation	5.00%	4.00%	6.00%
Income tax restructuring related to IEnova stock offerings	0.00%	4.00%	0.00%
State income taxes, net of federal income tax benefit	0.00%	1.00%	(1.00%)
Utility repair allowance	(5.00%)	(5.00%)	(8.00%)
Tax credits	(4.00%)	(3.00%)	(7.00%)
Non-U.S. earnings taxed at lower statutory income tax rates	(2.00%)	(3.00%)	(4.00%)
Self-developed software expenditures	(3.00%)	(3.00%)	(5.00%)
Allowance for equity funds used during construction	(2.00%)	(1.00%)	(4.00%)
Adjustments to prior years' tax items	(1.00%)	(3.00%)	(1.00%)
Mexican foreign exchange and inflation effects	(2.00%)	0.00%	1.00%
Life insurance contract	0.00%	0.00%	(7.00%)
International tax reform	(1.00%)	1.00%	0.00%
Other, net	(2.00%)	(1.00%)	1.00%
U.S. tax on repatriation of foreign earnings	2.00%	0.00%	0.00%
Effective income tax rate	20.00%	26.00%	6.00%
Income (Loss) from Continuing Operations before Income Taxes, Domestic	$ 1,014	$ 941	$ 442
Income (Loss) from Continuing Operations before Income Taxes, Foreign	510	489	501
Income before income taxes and equity earnings of certain unconsolidated subsidiaries	1,524	1,430	943
Income tax expense related to corporate reorganization		63
Income Tax Expense Louisiana valuation allowance release	25
SONGS tax regulatory asset write-off	17
San Diego Gas and Electric Company [Member]
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Line Items]
U.S. federal statutory income tax rate	35.00%	35.00%	35.00%
Utility depreciation	4.00%	5.00%	4.00%
State income taxes, net of federal income tax benefit	5.00%	3.00%	4.00%
Utility repair allowance	(4.00%)	(4.00%)	(4.00%)
Self-developed software expenditures	(3.00%)	(3.00%)	(3.00%)
Allowance for equity funds used during construction	(2.00%)	(2.00%)	(4.00%)
Adjustments to prior years' tax items	(2.00%)	(1.00%)	(3.00%)
Variable interest entities	(1.00%)	(1.00%)	(1.00%)
Other, net	0.00%	(1.00%)	(1.00%)
SONGS tax regulatory asset write-off	2.00%	0.00%	0.00%
Effective income tax rate	34.00%	31.00%	27.00%
Income before income taxes and equity earnings of certain unconsolidated subsidiaries	797	626	705
Southern California Gas Company [Member]
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Line Items]
U.S. federal statutory income tax rate	35.00%	35.00%	35.00%
Utility depreciation	8.00%	6.00%	7.00%
State income taxes, net of federal income tax benefit	4.00%	4.00%	3.00%
Utility repair allowance	(9.00%)	(9.00%)	(12.00%)
Self-developed software expenditures	(5.00%)	(6.00%)	(9.00%)
Allowance for equity funds used during construction	(2.00%)	(1.00%)	(2.00%)
Adjustments to prior years' tax items	(2.00%)	(5.00%)	0.00%
Other, net	0.00%	0.00%	(1.00%)
Effective income tax rate	29.00%	24.00%	21.00%
Income before income taxes and equity earnings of certain unconsolidated subsidiaries	$ 472	$ 481	$ 369